Average Annual Total Returns - Investor A, C and Institutional - BlackRock National Municipal Fund	Oct. 28, 2020
SPMunicipalBondIndex [Member]
Average Annual Return:
1 Year	7.26%
5 Years	3.50%
10 Years	4.41%
CustomNationalIndex [Member]
Average Annual Return:
1 Year	8.70%	[1]
5 Years	4.25%	[1]
10 Years	4.91%	[1]
Investor A Shares
Average Annual Return:
1 Year	2.56%
5 Years	2.30%
10 Years	4.14%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	2.51%
5 Years	2.29%
10 Years	4.13%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.52%
5 Years	2.40%
10 Years	3.99%
Institutional Shares
Average Annual Return:
1 Year	7.38%
5 Years	3.39%
10 Years	4.79%
Investor C Shares
Average Annual Return:
1 Year	5.32%
5 Years	2.40%
10 Years	3.81%

[1]	The Custom National Index reflects the returns of the S&P® Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those bonds in the S&P® Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.